Cover	Jan. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-16191
Entity Registrant Name	TENNANT COMPANY
Entity Central Index Key	0000097134
Entity Tax Identification Number	41-0572550
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10400 Clean Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344-2650
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false